Offerings - Offering: 1	Oct. 17, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 20,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,740.00
Offering Note	Estimated solely for purposes of determining the filing fee pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.

The amount of the filing fee, calculated in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended, equals $87.00 per $1,000,000 of the aggregate amount of the Transaction Valuation.